Share based compensation - Compensation expense recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share based compensation
Total compensation expense recognized	$ 13,341	$ 19,056	$ 24,866
Selling, general and administrative expenses
Share based compensation
Total compensation expense recognized	11,693	16,836	20,895
Research and development expenses
Share based compensation
Total compensation expense recognized	$ 1,648	$ 2,220	$ 3,971